FINANCIAL RISK MANAGEMENT - Liquidity Risk Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jul. 27, 2023	Aug. 22, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Working capital deficit	$ (288,435,000)	$ (724,326,000)
Notional amount	6,471,877,000	6,919,387,000
Borrowings	5,778,000,000	5,728,184,000
Distributions from investments	29,428,000	51,372,000
Single-family rental wholly-owned properties borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	1,545,534,000	1,344,538,000
Corporate borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	512,624,000	512,717,000
Term loan | Single-family rental wholly-owned properties borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	296,256,000	220,499,000	$ 100,000
Corporate credit facility | Corporate borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	500,000,000	500,000,000		$ 35,000
Borrowings	170,000,000	0
Undrawn borrowing facilities	$ 330,000,000	$ 500,000,000